EQUITY COMPONENTS (Details Narrative) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 ARS ($) shares	Apr. 26, 2023 shares	Apr. 27, 2022 shares
IfrsStatementLineItems [Line Items]
Share capital value			$ 1,364
Treasury shares, value			$ 4
Number Of ADRs Shares Aquired | shares		0.9
Number of shares aquired, value	$ 2,664.0	$ 18.2
ADR shares, value	$ 50.0
Number of shares cancelled | shares				20.1	2.8
Employees [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			4.0